Document And Entity Information	9 Months Ended
Sep. 30, 2025
Document Information Line Items
Entity Central Index Key	0002062440
Document Type	F-1/A
Entity Registrant Name	Kyivstar Group Ltd.
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Unit 517
Entity Address, Address Line Two	Level 5Index Tower
Entity Address, City or Town	United Arab Emirates
Entity Address, Country	AE
City Area Code	+97
Local Phone Number	4 433 1145
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Kyivstar Group Ltd. (the “Company”) is filing a single prospectus in this registration statement pursuant to Rule 429 under the Securities Act of 1933, as amended (the “Securities Act”). Pursuant to Rule 429 under the Securities Act, the prospectus included herein is a combined prospectus which relates to:(i) the offer and sale, from time to time, by the selling securityholders named herein of up to 6,768,098 common shares of the Company, par value $0.01 per share (the “Common Shares”); and(ii) the issuance by the Company of 7,666,629 Common Shares to holders of the Company’s public warrants upon their exercise; such Common Shares are currently registered and remain unsold under the Company’s registration statement on Form F-4 (File No. 333-287802), first filed with the SEC on June 5, 2025, as subsequently amended (the “F-4 Registration Statement”), which was declared effective by the Securities and Exchange Commission (the “SEC”) on July 22, 2025.Pursuant to Rule 429 under the Securities Act, this registration statement, which is a new registration statement, also constitutes post-effective amendment no. 1 to the F-4 Registration Statement. Such post-effective amendment shall hereafter become effective concurrently with the effectiveness of this registration statement and in accordance with Section 8(c) of the Securities Act.(ii) the issuance by the Company of 7,666,629 Common Shares to holders of the Company’s public warrants upon their exercise; such Common Shares are currently registered and remain unsold under the Company’s registration statement on Form F-4 (File No. 333-287802), first filed with the SEC on June 5, 2025, as subsequently amended (the “F-4 Registration Statement”), which was declared effective by the Securities and Exchange Commission (the “SEC”) on July 22, 2025.Pursuant to Rule 429 under the Securities Act, this registration statement, which is a new registration statement, also constitutes post-effective amendment no. 1 to the F-4 Registration Statement. Such post-effective amendment shall hereafter become effective concurrently with the effectiveness of this registration statement and in accordance with Section 8(c) of the Securities Act.
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
City Area Code	212
Local Phone Number	947-7200
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168